ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	March 31,	March 31,
	2024	2023
Accounts receivable	$5,100,595	$6,065,656
Less: allowance for credit loss	(133,449)	(256,882)
Accounts receivable, net	$4,967,146	$5,808,774

Schedule of allowance for credit loss movement

	March 31,	March 31,
	2024	2023
Beginning balance	$256,882	$486,784
Additions	11,738	144,000
Reversal	(123,647)	(336,862)
Foreign currency translation adjustments	(11,524)	(37,040)
Ending balance	$133,449	$256,882